OPERATING LEASES - Maturity of Lease Liability (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 3,838
2023	2,051
2024	1,589
2025	1,725
2026 and thereafter	2,528
Total minimum lease payments	$ 11,731